LEGG MASON ETF INVESTMENT TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED FEBRUARY 18, 2020

TO THE SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The following disclosure supplements the “Management” section of each Fund’s Summary Prospectus and Prospectus and the “More on fund management” section of each Fund’s Prospectus:

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction.

As part of this transaction, the fund’s investment adviser (the “Manager”), currently an indirect wholly owned subsidiary of Legg Mason, would become an indirect wholly owned subsidiary of Franklin Resources.

The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the fund’s investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the fund’s Board will be asked to approve a new investment management contract between the fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) will be presented to the shareholders of the fund for their approval.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Emerging Markets Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Global Infrastructure ETF	March 1, 2019
Legg Mason International Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Low Volatility High Dividend ETF	March 1, 2019
Legg Mason Small-Cap Quality Value ETF	November 29, 2019
ClearBridge All Cap Growth ETF	February 1, 2020
ClearBridge Dividend Strategy ESG ETF	March 31, 2019
ClearBridge Large Cap Growth ESG ETF	March 31, 2019

Fund	Date of Summary Prospectus and Prospectus
Western Asset Short Duration Income ETF	November 29, 2019
Western Asset Total Return ETF	April 29, 2019

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	May 22, 2019
ClearBridge Global Infrastructure Income Fund	February 1, 2020
ClearBridge Small Cap Fund	March 1, 2019
ClearBridge Value Trust	March 1, 2019
BrandywineGLOBAL – Alternative Credit Fund	March 1, 2019
BrandywineGLOBAL – Diversified US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Dynamic US Large Cap Value Fund	February 1, 2020
BrandywineGLOBAL – Global Flexible Income Fund	April 29, 2019
BrandywineGLOBAL – Global High Yield Fund	February 1, 2020
BrandywineGLOBAL – Global Opportunities Bond Fund	April 29, 2019
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	March 23, 2019
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2019
BrandywineGLOBAL – International Opportunities Bond Fund	April 29, 2019
Martin Currie Emerging Markets Fund	February 1, 2020
Martin Currie International Unconstrained Equity Fund	September 30, 2019
Martin Currie SMASh Series EM Fund	November 29, 2019
QS Global Market Neutral Fund	February 1, 2020
QS International Equity Fund	February 1, 2020
QS Strategic Real Return Fund	February 1, 2020
QS U.S. Small Capitalization Equity Fund	April 29, 2019

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge Aggressive Growth Fund	December 27, 2019
ClearBridge All Cap Value Fund	February 1, 2020
ClearBridge Appreciation Fund	March 1, 2019
ClearBridge Dividend Strategy Fund	April 29, 2019
ClearBridge International Small Cap Fund	February 1, 2020
ClearBridge International Value Fund	March 1, 2019
ClearBridge Large Cap Growth Fund	March 31, 2019
ClearBridge Large Cap Value Fund	March 1, 2019
ClearBridge Mid Cap Fund	March 1, 2019
ClearBridge Mid Cap Growth Fund	March 1, 2019
ClearBridge Select Fund	March 1, 2019
ClearBridge Small Cap Growth Fund	March 1, 2019
ClearBridge Small Cap Value Fund	February 1, 2020
ClearBridge Sustainability Leaders Fund	March 1, 2019
ClearBridge Tactical Dividend Income Fund	March 1, 2019
QS Conservative Growth Fund	June 1, 2019
QS Defensive Growth Fund	June 1, 2019
QS Global Dividend Fund	February 1, 2020
QS Global Equity Fund	March 1, 2019
QS Growth Fund	June 1, 2019
QS Moderate Growth Fund	June 1, 2019
QS S&P 500 Index Fund	February 1, 2020
QS U.S. Large Cap Equity Fund	March 31, 2019

LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019

Fund	Date of Summary Prospectus and Prospectus
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2019
Western Asset Institutional Liquid Reserves	December 27, 2019
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2019
Western Asset Institutional U.S. Treasury Reserves	December 27, 2019
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2019
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Prime Obligations Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2019
Western Asset Premium U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	April 29, 2019
ClearBridge Variable Appreciation Portfolio	April 29, 2019
ClearBridge Variable Dividend Strategy Portfolio	April 29, 2019
ClearBridge Variable Large Cap Growth Portfolio	April 29, 2019
ClearBridge Variable Large Cap Value Portfolio	April 29, 2019
ClearBridge Variable Mid Cap Portfolio	April 29, 2019
ClearBridge Variable Small Cap Growth Portfolio	April 29, 2019
QS Variable Conservative Growth	April 29, 2019
QS Variable Growth	April 29, 2019
QS Variable Moderate Growth	April 29, 2019
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	April 29, 2019

Fund	Date of Summary Prospectus and Prospectus
LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2019
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

LMFX581820

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